Dec. 30, 2020
10.31 Fidelity Series International Funds Series Combo PRO-13
Supplement to theFidelity® Series Emerging Markets Fund, Fidelity® Series Emerging Markets Opportunities Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value FundDecember 30, 2020Prospectus
10.31 Fidelity Series International Funds Series Combo PRO-13 | Fidelity® Series International Small Cap Fund
Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index).